Portfolio of investments—October 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.73%
Communication services: 13.15%
Entertainment: 4.34%
Netflix, Inc.†	24,469	$27,377,385
Spotify Technology SA†	27,999	18,348,305
		45,725,690
Interactive media & services: 8.81%
Alphabet, Inc. Class A	189,962	53,415,415
Meta Platforms, Inc. Class A	60,831	39,439,779
		92,855,194
Consumer discretionary: 13.82%
Broadline retail: 8.47%
Amazon.com, Inc.†	285,574	69,742,882
MercadoLibre, Inc.†	8,368	19,474,512
		89,217,394
Hotels, restaurants & leisure: 4.02%
Booking Holdings, Inc.	3,373	17,127,217
DoorDash, Inc. Class A†	99,240	25,243,679
		42,370,896
Household durables: 1.33%
PulteGroup, Inc.	116,855	14,007,409
Financials: 7.73%
Capital markets: 2.87%
KKR & Co., Inc.	114,465	13,544,644
S&P Global, Inc.	34,321	16,721,534
		30,266,178
Financial services: 3.51%
Mastercard, Inc. Class A	22,567	12,456,758
Visa, Inc. Class A	72,026	24,542,139
		36,998,897
Insurance: 1.35%
Progressive Corp.	68,891	14,191,546
Health care: 9.91%
Biotechnology: 3.54%
Alnylam Pharmaceuticals, Inc.†	30,263	13,801,139
Argenx SE ADR†	28,710	23,499,135
		37,300,274
Health care equipment & supplies: 2.77%
Boston Scientific Corp.†	198,705	20,013,568
Intuitive Surgical, Inc.†	17,233	9,207,247
		29,220,815
See accompanying notes to portfolio of investments
Allspring Large Cap Growth Fund | 1

Portfolio of investments—October 31, 2025 (unaudited)

	Shares	Value
Health care providers & services: 2.37%
McKesson Corp.	30,772	$24,966,554
Pharmaceuticals: 1.23%
AstraZeneca PLC ADR	156,831	12,922,874
Industrials: 11.87%
Aerospace & defense: 5.12%
General Electric Co.	107,279	33,143,847
Howmet Aerospace, Inc.	101,143	20,830,401
		53,974,248
Building products: 2.08%
Johnson Controls International PLC	191,404	21,894,704
Construction & engineering: 4.67%
EMCOR Group, Inc.	37,564	25,385,000
Quanta Services, Inc.	52,879	23,749,545
		49,134,545
Information technology: 43.25%
Communications equipment: 3.92%
Arista Networks, Inc.†	180,860	28,519,814
Motorola Solutions, Inc.	31,358	12,753,612
		41,273,426
IT services: 1.47%
Snowflake, Inc.†	56,214	15,452,104
Semiconductors & semiconductor equipment: 15.28%
Broadcom, Inc.	164,022	60,627,452
NVIDIA Corp.	495,982	100,431,395
		161,058,847
Software: 16.69%
Cadence Design Systems, Inc.†	53,155	18,003,067
Microsoft Corp.	207,017	107,195,473
Oracle Corp.	113,331	29,761,854
ServiceNow, Inc.†	22,784	20,944,875
		175,905,269
Technology hardware, storage & peripherals: 5.89%
Apple, Inc.	229,531	62,058,296
Total common stocks (Cost $422,672,500)		1,050,795,160
See accompanying notes to portfolio of investments
2 | Allspring Large Cap Growth Fund

Portfolio of investments—October 31, 2025 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.40%
Investment companies: 0.40%
Allspring Government Money Market Fund Select Class♠∞		4.06%	4,223,591	$4,223,591
Total short-term investments (Cost $4,223,591)				4,223,591
Total investments in securities (Cost $426,896,091)	100.13%			1,055,018,751
Other assets and liabilities, net	(0.13)			(1,317,949)
Total net assets	100.00%			$1,053,700,802

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$8,403,096	$32,757,229	$(36,936,734)	$0	$0	$4,223,591	4,223,591	$121,513
See accompanying notes to portfolio of investments
Allspring Large Cap Growth Fund | 3

Notes to portfolio of investments—October 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$138,580,884	$0	$0	$138,580,884
Consumer discretionary	145,595,699	0	0	145,595,699
Financials	81,456,621	0	0	81,456,621
Health care	104,410,517	0	0	104,410,517
Industrials	125,003,497	0	0	125,003,497
Information technology	455,747,942	0	0	455,747,942
Short-term investments
Investment companies	4,223,591	0	0	4,223,591
Total assets	$1,055,018,751	$0	$0	$1,055,018,751
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At October 31, 2025, the Fund did not have any transfers into/out of Level 3.
4 | Allspring Large Cap Growth Fund